Inventory (Details) - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Inventory Abstract
Stockpiled ore	$ 2,643	$ 712
In-circuit	210	350
Gold doré	253
Precious metals inventory	3,106	1,062
Supplies	524	117
Total Inventory	$ 3,630	$ 1,179